Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:

	2015	2014	2013

Netherlands	1,528	398	205
Foreign	(42)	241	172

	1,486	639	377

Components of Benefit (Provision) for Income Taxes

The components of the benefit (provision) for income taxes are as follows:

	2015	2014	2013

Current taxes:
Netherlands	(13)	(7)	(10)
Foreign	(51)	(32)	(17)

	(64)	(39)	(27)
Deferred taxes:
Netherlands	(4)	2	1
Foreign	172	(3)	6

	168	(1)	7

Total benefit (provision) for income taxes	104	(40)	(20)

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2015	2014	2013

Statutory income tax in the Netherlands	25.0	25.0	25.0
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	(4.3)	(2.5)	(3.4)
Net change in valuation allowance	(13.8)	2.4	5.3
Prior year adjustments	—	0.5	(0.8)
Non-taxable income	(0.1)	(0.3)	(1.1)
Non-deductible expenses/losses	4.0	5.6	6.6
Sale of non-deductible goodwill	2.7	—	—
Other taxes and tax rate changes	1.0	—	2.3
Tax effects of remitted and unremitted earnings and withholding taxes	0.1	1.3	0.8
Unrecognized tax benefits	0.1	0.6	0.8
Netherlands tax incentives – Innovation box and RDA	(18.5)	(21.5)	(23.6)
Foreign tax incentives	(3.2)	(4.8)	(6.6)

Effective tax rate	(7.0%)	6.3%	5.3%

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2015		2014
	Assets	Liabilities	Assets	Liabilities

Intangible assets (including purchase accounting basis difference)	85	(3,037)	2	(120)
Property, plant and equipment (including purchase accounting basis difference)	148	(374)	19	(35)
Inventories (including purchase accounting basis difference)	49	(158)	2	—
Receivables	16	(5)	—	—
Other assets	9	—	1	(1)
Liabilities:
Pensions	88	(1)	51	—
Restructuring	61	—	6	—
Accrued interest	545	—	—	—
Stock based compensation and other	222	(2)	25	—
Long-term debt	179	—	—	—
Undistributed earnings of foreign subsidiaries	—	(359)	—	(31)
Operating loss and tax credit carryforwards	963	—	659	—

Total gross deferred tax assets (liabilities)	2,365	(3,936)	765	(187)

Net deferred tax position	(1,571)		578
Valuation allowances	(632)		(627)

Net deferred tax assets (liabilities)	(2,203)		(49)

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s consolidated balance sheets is as follows:

	2015	2014

Deferred tax assets within other current assets	26	8
Deferred tax assets within other non-current assets	69	19
Deferred tax liabilities within accrued liabilities	(5)	—
Deferred tax liabilities within non-current liabilities	(2,293)	(76)

	(2,203)	(49)

Expiration of Tax Loss Carryforwards

At December 31, 2015 tax loss carryforwards of $1,130 million will expire as follows:

	Balance	Scheduled expiration
	December 31, 2015	2016	2017	2018	2019	2020	2021-2025	later	unlimited
Tax loss carryforwards	1,130	19	35	12	23	12	116	266	647

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $795 million (excluding the effect of unrecognized tax benefits), which are available to offset future tax, if any, and which will expire as follows:

	Balance	Scheduled expiration
	December 31, 2015	2016	2017	2018	2019	2020	2021-2025	later	unlimited
Tax credit carryforwards	795	—	39	31	13	32	328	276	76

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013

Balance as of January 1,	125	143	139
Assumed in the acquisition of Freescale	121	—	—
Increases from tax positions taken during prior periods	1	—	1
Decreases from tax positions taken during prior periods	(111)	(21)	(4)
Increases from tax positions taken during current period	15	3	7
Decreases relating to settlements with the tax authorities	(2)	—	—

Balance as of December 31,	149	125	143